Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of investments in debt securities

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2019 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,739	$454	$—	$9,193
Domestic corporate securities	16,478	757	—	17,235
Residential mortgage-backed securities	3,217	17	—	3,234
Other structured securities	2,001	—	—	2,001
Foreign corporate securities	3,999	82	—	4,081

Total debt securities	$34,434	$1,310	$—	$35,744

The amortized cost, gross unrealized gains and losses, and estimated fair values, as reported on the balance sheet, of debt securities at December 31, 2018 are as follows:

	Amortized	Gross Unrealized		Estimated
	Cost	Gains	Losses	Fair Value

U.S. government and agencies	$8,744	$—	$(521)	$8,223
Domestic corporate securities	16,476	188	(9)	16,655
Residential mortgage-backed securities	639	14	—	653
Foreign corporate securities	3,997	44	(3)	4,038

Total debt securities	$29,856	$246	$(533)	$29,569

Schedule of investments classified by contractual maturity date

Because of the potential for prepayment on residential mortgage-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$6,495	$6,554
Due after one year through five years	10,990	11,511
Due after five years through ten years	2,993	3,250
Due after ten years	8,738	9,194
Residential mortgage-backed securities	3,217	3,234
Other structured securities	2,001	2,001

Total debt securities	$34,434	$35,744

Schedule of investment income

Sources of investment income for the years ended December 31 are summarized as follows:

	2019	2018	2017

Gross investment income:
Debt securities	$1,022	$368	$321
Cash and cash equivalents	709	452	217

Total gross investment income	1,731	820	538
Investment expenses	(54)	(58)	(21)

Net investment income	$1,677	$762	$517

Schedule of unrealized gain (loss) on investments

The components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss) at December 31 were as follows:

	2019	2018	2017

Debt securities	$1,310	$(287)	$17
Deferred income taxes	(275)	61	(6)

Net unrealized investment gains (losses)	$1,035	$(226)	$11

Schedule of embedded derivatives

The following table presents the fair value of embedded derivatives, which are reported as part of policyholder account balances in the consolidated balance sheets, as of December 31:

	2019	2018

Single premium deferred index annuities	$799,912	$456,088
Flexible premium variable and index linked deferred annuities	147,328	68,090
Single premium deferred modified guaranteed index annuities	4,762	—

Total embedded derivatives	$952,002	$524,178